Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans (Details)	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	5.10%	4.80%
Inflation	2.60%	2.80%
Rate of increase in salaries	3.30%	3.40%
Rate of increase for pensions in payment (where provided)	2.50%	2.50%
Rate of increase for pensions in deferment (where provided)	2.60%	2.80%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	6.30%	6.30%
Rate of increase in salaries	3.00%	3.00%
Long-term medical cost inflation	5.60%	5.70%